Equity (Details)		1 Months Ended			12 Months Ended
	May 21, 2019	Jul. 31, 2021 $ / shares shares	Jul. 31, 2019 USD ($) shares	May 31, 2019 USD ($) shares	Dec. 31, 2021 USD ($)	Jul. 31, 2019 kr / shares
Equity (Details) [Line Items]
Number of common shares (in Shares) | shares		8,000,000		314,650
Private offering amount				$ 928	$ 9,200
Public offering price per share | $ / shares		$ 8
Amount of net proceed					$ 7,964
Underwritten public offering shares (in Shares) | shares		1,000,000
Changes in equity description					The Company granted A.G.P./Alliance Global Partners, the underwriter, a 30-day option to purchase up to 150,000 additional ADSs to cover over-allotments, at the public offering price, less the underwriting discounts and commissions. AGP exercised its option in full on July 1, 2021. The closing of all 1,150,000 ADSs, representing 9,200,000 common shares, occurred simultaneously.
Equity note ,stock split description	the Company’s shareholders authorized a 50-for-1 share split of the Company’s common shares that went into effect as of the date of authorization. The share split was effected such that each 1 then-outstanding share was increased to 50 shares.
Public Offering [Member]
Equity (Details) [Line Items]
Number of common shares (in Shares) | shares			6,355,594
Private offering amount			$ 12,928
Public offering price per share | kr / shares						kr 19
Amount of net proceed			$ 11,949